UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                                              (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments
(Unaudited)

As of December 31, 2014
		Shares	Value (Note 1)

CLOSED-END FUNDS - 95.87%
†	Adams Express Co.	187,000	$2,558,160
	Advent Claymore Convertible Securities and Income Fund II	182,045	1,146,884
	Advent/Claymore Enhanced Growth & Income Fund	108,537	965,979
	BlackRock Debt Strategies Fund, Inc.	55,987	208,272
	BlackRock Municipal Target Term Trust	234,797	4,717,072
	BlackRock MuniYield Michigan Quality Fund II, Inc.	67,316	865,684
	BlackRock MuniYield Michigan Quality Fund, Inc.	102,000	1,414,740
	BlackRock New York Municipal Bond Trust	41,785	596,690
	BlackRock New York Municipal Income Quality Trust	50,918	675,173
	BlackRock Resources & Commodities Strategy Trust	846,583	8,220,321
	Boulder Growth & Income Fund, Inc.	321	2,905
	CBRE Clarion Global Real Estate Income Fund	6,549	58,876
	Clough Global Allocation Fund	249,434	3,684,140
	Clough Global Equity Fund	30,616	443,320
	Deutsche Strategic Income Trust	4,826	55,789
	Eaton Vance New Jersey Municipal Income Trust	41,450	509,006
	Ellsworth Growth and Income Fund Ltd.	25,688	223,742
	First Opportunity Fund, Inc.	540,000	5,157,000
	First Trust Aberdeen Global Opportunity Income Fund	74,336	895,005
	First Trust High Income Long/Short Fund	70,255	1,124,080
	Gabelli Global Utility & Income Trust	33,503	651,124
†	General American Investors Co., Inc.	66,910	2,341,850
†	Global High Income Fund, Inc.	75,216	663,405
	Legg Mason BW Global Income Opportunities Fund, Inc.	107,476	1,795,924
†	Liberty All Star Equity Fund	900,000	5,382,000
	MFS Intermediate High Income Fund	11,396	30,313
	Morgan Stanley Emerging Markets Debt Fund, Inc.	56,517	513,740
	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	199,000	2,101,440
	Neuberger Berman Real Estate Securities Income Fund, Inc.	649,145	3,433,977
	NexPoint Credit Strategies Fund	55,867	627,386
	Nuveen Credit Strategies Income Fund	487,800	4,278,006
	Nuveen Diversified Commodity Fund	147,000	1,885,863
†	Nuveen Long/Short Commodity Total Return Fund	377,310	6,263,346
	Nuveen Maryland Premium Income Municipal Fund	6,100	77,165
	Nuveen New Jersey Dividend Advantage Municipal Fund	318,397	4,288,808
	Nuveen New York Dividend Advantage Municipal Fund	2,316	31,335
	Nuveen New York Dividend Advantage Municipal Fund 2	4,085	54,044
	Nuveen North Carolina Premium Income Municipal Fund	13,981	182,033
	Nuveen Quality Municipal Fund, Inc.	144,000	1,897,920
	RMR Real Estate Income Fund	229,000	4,767,780
	Strategic Global Income Fund, Inc.	128,524	1,089,883
	Terra Capital Fund PLC	1,500,000	1,305,000

			(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2014
	Shares	Value (Note 1)

CLOSED-END FUNDS - Continued
The Denali Fund, Inc.	984	$22,228
The GDL Fund	466,300	4,770,249
The Turkish Investment Fund, Inc.	4,600	50,738
Tortoise Energy Independence Fund, Inc.	92,000	1,743,400
† Tri-Continental Corp.	127,000	2,719,070
Western Asset Emerging Markets Debt Fund, Inc.	7,440	117,254
Western Asset Emerging Markets Income Fund, Inc.	300,982	3,295,753
Western Asset High Yield Defined Opportunity Fund, Inc.	1,586	25,011
Western Asset Worldwide Income Fund, Inc.	23,209	264,815

Total Closed-End Funds (Cost $91,081,195)		90,193,698

COMMON STOCKS - 2.66%

Financials - 1.12%
* Federal Home Loan Mortgage Corp.	510,000	1,050,600
		1,050,600
Industrials - 1.54%
Precision Castparts Corp.	6,000	1,445,280
		1,445,280

Total Common Stocks (Cost $2,734,350)		2,495,880

Total Value of Investments (Cost $93,815,545 (a)) - 98.53%		$92,689,578

Other Assets Less Liabilities - 1.47%		1,385,844

Net Assets - 100%		$94,075,422

* Non-income producing investment
†	All or a portion of the security is pledged as collateral for margin borrowings.

The following acronym and abbreviation is used in this portfolio:
PLC - Public Limited Company

		(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2014

	Summary of Investments
		% of Net
		Assets	Value
	Closed-End Funds	95.87%	$90,193,698
	Financials	1.12%	1,050,600
	Industrials	1.54%	1,445,280
	Other Assets Less Liabilities	1.47%	1,385,844
	Total	100.00%	$94,075,422

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized
	appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation			$1,951,462
	Aggregate gross unrealized depreciation			(3,077,428)

	Net unrealized depreciation			$(1,125,966)

				(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2014

Note 1 - Investment Valuation

The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Closed-End Funds	$90,193,698	$90,193,698	$-	$-
Common Stocks	2,495,880	2,495,880	-	-
Total	$92,689,578	$92,689,578	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)	The Principal Executive Officers and Principal Financial Officers have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust

By: (Signature and Title)	/s/Bryn H. Torkelson
Bryn H. Torkelson
Date: February 23, 2015	President and Principal Executive Officer Matisse Discounted Closed-End Fund Strategy

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/Bryn H. Torkelson
Bryn H. Torkelson
Date: February 23, 2015	President and Principal Executive Officer Matisse Discounted Closed-End Fund Strategy

By: (Signature and Title)	/s/ Ashley E. Harris
Date: February 23, 2015	Ashley E. Harris Treasurer and Principal Financial Officer Matisse Discounted Closed-End Fund Strategy